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                                                As filed pursuant to Rule 497(c)
                                                under the Securities Act of 1940
                                                Registration No. 333-25473


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
   (PORTION RELATING TO THE ANCHOR POLARIS AND POLARIS(II) VARIABLE ANNUITY)

                          VARIABLE ANNUITY ACCOUNT FOUR
            (PORTION RELATING TO THE ANCHOR ADVISOR VARIABLE ANNUITY)

                         VARIABLE ANNUITY ACCOUNT SEVEN
(PORTION RELATING TO THE POLARIS PLUS AND POLARIS(II) A-CLASS VARIABLE ANNUITY)

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                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001

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     As of July 1, 2001, WM Advisors, Inc. replaces Goldman Sachs Asset
Management as the investment sub-adviser to the Asset Allocation Portfolio. The portfolio's name and investment objective have not changed. Currently, the fee structure for management of the Asset Allocation Portfolio is the same.


Date: June 27, 2001


                Please keep this Supplement with your Prospectus.